Accounts receivable, net	12 Months Ended
Dec. 31, 2025
Credit Loss [Abstract]
Accounts receivable, net	Accounts receivable, net
Accounts receivable, net consisted of the following:

	As of December 31,
	2024	2025
	US$	US$
Accounts receivable, third parties	30,527	15,345
Less: Allowance for credit losses, third parties	(470)	(539)
Accounts receivable, third parties, net	30,057	14,806
Accounts receivable, related parties	190,327	186,705
Less: Allowance for credit losses, related parties	(2,997)	(1,169)
Accounts receivable, related parties, net	187,330	185,536
The movement of the allowance for credit losses is as follows:

	Year ended December 31,
	2023	2024	2025
	US$	US$	US$
Balance at the beginning of the year	998	2,064	3,467
Additions	1,405	1,815	917
Reversal	(342)	(1)	(2,125)
Write-off	(72)	(321)	(675)
Foreign currency translation adjustments	75	(90)	124
Balance at the end of the year	2,064	3,467	1,708

Factoring agreement
In March 2024, the Group entered into an accounts receivable factoring agreement with a finance company of Geely Group with a minimum interest rate of 6% per annum. The one-year factoring agreement provides the Group with factoring limits of US$20,528 on a revolving basis, measured by the aggregate amount advanced for the unpaid balance of certain trade accounts receivable from specified customers from time to time. In October 2024, the interest rate was reduced to 4.8% per annum and the factoring limits were increased from US$20,528 to US$35,035. In November 2025, the interest rate increased to 5.0% and the factoring limits remained unchanged.
The Group accounts for transfers of accounts receivable in accordance with ASC 860, Transfers and Servicing (“ASC 860”). Pursuant to ASC 860, the Group does not derecognize customers’ accounts receivable when receiving advance payments from the finance company due to the recourse obligations retained by the Group. As of December 31, 2024 and 2025, factoring accounts receivable of US$52,335 and US$36,051, respectively, were not derecognized and were restricted as security for the advanced amounts of US$21,021 and US$28,292 received by the Group, respectively, which were recorded as amounts due to related parties on the consolidated balance sheets. The factoring proceeds from the finance company was considered financing activities and reported as “Borrowings from related parties” in the consolidated statements of cash flows.